AXA PREMIER VIP TRUST – MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

SUPPLEMENT DATED JUNE 7, 2010 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus, as supplemented, of the AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a portfolio manager change for the Multimanager Multi-Sector Bond Portfolio (the “Portfolio”).

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Elya Schwartzman no longer serves as a portfolio manager to one of the allocated portions of the Portfolio advised by SSgA Funds Management, Inc. (“SSgA FM”). Mike Brunell has been added as a portfolio manager to an allocated portion of advised by SSgA FM. Accordingly, all references to Mr. Schwartzman in the Prospectus are hereby deleted.

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The following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-Adviser: SSgA Funds Management, Inc.”:

Name	Title	Date Began Managing a Portion of the Portfolio
John Kirby	Principal of SSgA	April 2009
Mike Brunell	Principal of SSgA	June 2010

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The following information is added to the section entitled “More Information About the Manager and Sub-Advisers – Multimanager Multi-Sector Bond Portfolio – SSgA Funds Management, Inc.”:

Mike Brunell

Mr. Brunell is a Principal of SSgA FM and a Vice President of State Street Global Advisors. He is a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the U.S. Bond Operations team, which he had been a member since 1997.